Revenue recognition - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Reduction in revenue recognized	$ 100	$ 100
Other Assets [Member]
Other assets	$ 826	$ 826	$ 252
Other Assets [Member] | Starry Inc [Member]
Other assets			$ 252	$ 0